Impairment reviews (Tables)	12 Months Ended
Dec. 31, 2023
Impairment Of Assets [Abstract]
Summary of Goodwill allocated to each of the CGU's
Carrying amount of goodwill allocated to each of the CGUs:

	2023 € '000s	2022 € '000s
Betway	31,844	22,239
Spin	2,141	2,419
Jumpman	37,774	36,895
DGC
Gross DGC goodwill	58,316	—
Accumulated impairment of DGC Goodwill	(35,160)	—
Total	94,915	61,553

Summary of Key Assumptions used in the Estimation of the Recoverable Amount
The following values were attributed to the key assumptions:
As at December 31, 2023:

	Betway	Jumpman	DGC
Pre-tax discount rate	26.7%	16.6%	20.2%
Long-term growth rate	2.0%	2.0%	2.0%
As at December 31, 2022:

	Betway	Jumpman	DGC
Pre-tax discount rate	21.6%	13.5%	N/A
Long-term growth rate	2.0%	2.0%	N/A

Summary of Regulatory Risks

	Betway	Jumpman	DGC
Equity risk premium	0.5%	N/A	4.0%